Business Combinations - Schedule of Business Acquisitions - CIT Acquisition (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 03, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Gain on acquisition		$ 9,808	$ 431	$ 0
CIT Group Inc.
Business Acquisition [Line Items]
Stock-based compensation consideration	$ 81
Cash in lieu of fractional shares and other consideration paid	51
Purchase price consideration	5,952
Assets
Cash and interest-earning deposits at banks	3,060
Investment securities	6,561
Assets held for sale	59
Loans and leases	32,714
Operating lease equipment	7,838
Bank-owned life insurance	1,202
Intangible assets	143
Other assets	2,198
Total assets acquired	53,775
Liabilities
Deposits	39,428
Borrowings	4,536
Credit balances of factoring clients	1,534
Other liabilities	1,894
Total liabilities assumed	47,392
Fair value of net assets acquired	6,383
Gain on acquisition	$ 431		$ 431
CIT Group Inc. | Class A
Business Acquisition [Line Items]
Shares of Class A common stock issued (in shares)	6,140,010
Price per share on January 3, 2022 (in dollars per share)	$ 859.76
Equity consideration	$ 5,279
CIT Group Inc. | Preferred Stock
Business Acquisition [Line Items]
Equity consideration	$ 541